Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-4

Distribution Number	11
Beginning Date of Collection Period	1-Oct-07
Ending Date of Collection Period	31-Oct-07
Distribution Date	20-Nov-07
Previous Distribution Date	22-Oct-07
Floating-Rate Certificates Interest Period Beginning On	22-Oct-07
Floating-Rate Certificates Interest Period Ending On	19-Nov-07

Funds Disbursement
Collected Funds (including Servicing Fee)	17,061,693.20
Available Distribution Amount	16,689,734.69
Principal Collections	11,153,128.46

Net Interest Collections	5,536,606.23

Interest Collections	5,908,564.74
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	371,958.51

Disbursements	17,061,693.20
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	3,037,529.06
Principal Distribution Amount to Certificateholders	11,417,670.54
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	2,234,535.09
Servicing Fee after Compensating Interest (to Servicer)	371,958.51

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	892,700,413.20
Principal Collections (including repurchases)	11,153,128.46
Realized Loss	264,542.08
Ending Pool Balance	881,282,742.66

Certificate Balance
Beginning Certificate Balance	702,093,455.44
Certificate Paydown	11,417,670.54
Applied Realized Loss Amount	0.00
Ending Certificate Balance	690,675,784.90

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.94%
Loss rate (% of beginning balance, net of principal recoveries)	0.36%
Net yield	7.59%
Realized Losses (including recoveries)	264,542.08
Cumulative Realized Losses	692,794.44
Cumulative Loss Percentage	0.06%
Delinquent Loans:
One payment principal balance of loans	15,261,106.04
One payment number of loans	112
Two payments principal balance of loans	3,245,349.68
Two payments number of loans	24
Three payments plus principal balance of loans	11,800,100.12
Three payments plus number of loans	95
One Payment Delinquency Percentage (for related Collection Period)	1.73%
Two Payment Delinquency Percentage (for related Collection Period)	0.37%
Two Payment Plus Delinquency Percentage (for related Collection Period)	1.71%
Two Payment Plus Rolling Average (for such Distribution Date)	1.40%
Three Payment Plus Delinquency Percentage (for related Collection Period)	1.34%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	5,020,562.59
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.57%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	8,101
Number outstanding end of period	7,972
Principal balance of all REO as of the end of the Collection Period	1,372,967.73
Number of loans that went into REO during the Collection Period	1
Principal balance of loans that went into REO during the Collection Period	342,936.11

Overcollateralization
Beginning OC Amount	190,606,957.76
Realized Loss	264,542.08
OC Release Amount	0.00
Extra Principal Distribution Amount	264,542.08
Ending OC Amount	190,606,957.76

Target OC Amount	190,606,957.76
Interim OC Amount	190,342,415.68
Interim OC Deficiency	264,542.08

Monthly Excess Cashflow	2,499,077.17

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	937,240,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	73.692521%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	4.99750%
Class A-1F Formula Rate (5.79%)	5.79000%
Class A-1F Pass-Through Rate	5.79000%
Class A-1V Formula Rate (1-mo. Libor plus 7 bps)	5.06750%
Class A-1V Pass-Through Rate	5.06750%
Class A-2F Formula Rate (5.32%)	5.32000%
Class A-2F Pass-Through Rate	5.32000%
Class A-2V Formula Rate (1-mo. Libor plus 11 bps)	5.10750%
Class A-2V Pass-Through Rate	5.10750%
Class A-3F Formula Rate (5.30%)	5.30000%
Class A-3F Pass-Through Rate	5.30000%
Class A-3V Formula Rate (1-mo. Libor plus 15 bps)	5.14750%
Class A-3 Pass-Through Rate	5.14750%
Class A-4 Formula Rate (1-mo. Libor plus 23 bps)	5.22750%
Class A-4 Pass-Through Rate	5.22750%
Class M-1 Formula Rate (1-mo. Libor plus 26 bps)	5.25750%
Class M-1 Pass-Through Rate	5.25750%
Class M-2 Formula Rate (1-mo. Libor plus 28 bps)	5.27750%
Class M-2 Pass-Through Rate	5.27750%

Net Rate Cap for Fixed Rate Certificates	7.71550%
Net Rate Cap for Floating Rate Certificates	7.98155%

Class A-1F Certficateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	250,000,000.00
1. Total Distributions per $1,000	27.666156
2. Principal Distributions per $1,000	25.361329
3. Interest Distribution per $1,000	2.304827

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.79000%
2. Days in Accrual Period	30

3. Class A-1F Interest Due	576,206.64
4. Class A-1F Interest Paid	576,206.64
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00

9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	119,421,065.88
2. Class A-1F Principal Due	6,340,332.37
3. Class A-1F Principal Paid	6,340,332.37
4. Class A-1F Certificate Principal Amount, EOP	113,080,733.51

5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP

45.232293%
6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	12.831380%
7. Class A-1F Certificate principal distribution percentage	55.530875127%

Class A-1V Certficateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	200,200,000.00
1. Total Distributions per $1,000	27.311310
2. Principal Distributions per $1,000	25.361330
3. Interest Distribution per $1,000	1.949980

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	5.06750%
2. Days in Accrual Period	29

3. Class A-1V Interest Due	390,386.02
4. Class A-1V Interest Paid	390,386.02
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00

9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00

10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	95,632,389.56
2. Class A-1V Principal Due	5,077,338.17
3. Class A-1V Principal Paid	5,077,338.17
4. Class A-1V Certificate Principal Amount, EOP	90,555,051.39

5. Class A-1V Certificate Principal Amount as a % of Original Class A-1V Certificate Principal Amount, EOP

45.232293%
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	10.275369%
7. Class A-1V Certificate principal distribution percentage	44.469124873%

Class A-2F Certficateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	50,000,000.00
1. Total Distributions per $1,000	4.433333
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.433333

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.32000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	221,666.67
4. Class A-2F Interest Paid	221,666.67
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00

9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	50,000,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	50,000,000.00

5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP

100.000000%
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	5.673548%

7. Class A-2F Certificate principal distribution percentage	0.000000000%

Class A-2V Certficateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	68,200,000.00
1. Total Distributions per $1,000	4.114375
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.114375

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	5.10750%
2. Days in Accrual Period	29

3. Class A-2V Interest Due	280,600.38
4. Class A-2V Interest Paid	280,600.38
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00

9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	68,200,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	68,200,000.00

5. Class A-2V Certificate Principal Amount as a % of Original Class A-2V Certificate Principal Amount, EOP

100.000000%
6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	7.738720%
7. Class A-2V Certificate principal distribution percentage	0.000000000%

Class A-3F Certficateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	79,900,000.00
1. Total Distributions per $1,000	4.416667
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.416667

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.30000%
2. Days in Accrual Period	30

3. Class A-3F Interest Due	352,891.67
4. Class A-3F Interest Paid	352,891.67
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00

9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	79,900,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	79,900,000.00

5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP

100.000000%
6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	9.066330%
7. Class A-3F Certificate principal distribution percentage	0.000000000%

Class A-3V Certficateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	61,500,000.00
1. Total Distributions per $1,000	4.146597
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.146597

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	5.14750%
2. Days in Accrual Period	29

3. Class A-3V Interest Due	255,015.73
4. Class A-3V Interest Paid	255,015.73
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00

9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	61,500,000.00

2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	61,500,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A-3V Certificate Principal Amount, EOP

100.000000%
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	6.978464%
7. Class A-3V Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	132,140,000.00
1. Total Distributions per $1,000	4.211042
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.211042

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.22750%
2. Days in Accrual Period	29

3. Class A-4 Interest Due	556,447.05
4. Class A-4 Interest Paid	556,447.05
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00

9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	132,140,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	132,140,000.00

5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP

100.000000%
6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	14.994053%
7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions

Original Class M-1 Certificate Balance	51,880,000.00
1. Total Distributions per $1,000	4.235208
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.235208

B. Calculation of Class M-1 Interest
1. Class M-1 Pass-Through Rate	5.25750%
2. Days in Accrual Period	29

3. Class M-1 Interest Due	219,722.61
4. Class M-1 Interest Paid	219,722.61
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal
1. Class M-1 Certificate Principal Amount, BOP	51,880,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	51,880,000.00

6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP
100.000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	5.886873%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	43,420,000.00
1. Total Distributions per $1,000	4.251319
2. Principal Distributions per $1,000	0.000000
3. Interest Distribution per $1,000	4.251319

B. Calculation of Class M-2 Interest
1. Class M-2 Pass-Through Rate	5.27750%
2. Days in Accrual Period	29

3. Class M-2 Interest Due	184,592.29
4. Class M-2 Interest Paid	184,592.29
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal
1. Class M-2 Certificate Principal Amount, BOP	43,420,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	43,420,000.00

6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP
100.000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	4.926909%
8. Class M-2 Certificate principal distribution percentage	0.000000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2006-4

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of December 14, 2006 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-4, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on November 20, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 14th day of November, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer